Organization	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Organization	Organization
GLOBALFOUNDRIES Inc. (“GLOBALFOUNDRIES”) is an exempted company with limited liability incorporated under the laws of the Cayman Islands. The address of GLOBALFOUNDRIES’ registered office is P.O. Box 309, Ugland House, Grand Cayman, KY1-1104 Cayman Islands.
GLOBALFOUNDRIES and its subsidiaries (together referred to as the “Company”) is one of the world’s largest pure-play semiconductor foundries and offer a full range of mainstream wafer fabrication services and technologies. The Company manufactures a broad range of semiconductor devices, including microprocessors, mobile application processors, baseband processors, network processors, radio frequency modems, microcontrollers, and power management units.
GLOBALFOUNDRIES is a majority owned subsidiary of Mubadala Technology Investments LLC (“Shareholder”) through its subsidiaries, Mubadala Technology Investment Company and MTI International Investment Company LLC. Mubadala Technology Investments LLC is a subsidiary of Mamoura Diversified Global Holding PJSC (“MDGH”). Mubadala Investment Company PJSC (“MIC”) is the ultimate parent company. See Note 28 for further discussion of the Company’s related party disclosures.
The Company previously entered into an agreement with Semiconductor Components Industries, LLC (“ON Semiconductor”) to sell the Company’s business in East Fishkill, New York, including buildings, facilities, certain equipment, inventories, and certain contracts. Under the agreement the Company will manufacture 300mm wafers for ON Semiconductor until the end of 2023 for additional fees, allowing ON Semiconductor to increase its 300mm production at the East Fishkill fab over several years. Under the agreement, ON Semiconductor committed to minimum fixed cost payments in each year through 2023. On December 31, 2022, the Company completed the sale of the EFK business for a total purchase price of $406 million, of which $170 million was received in prior years, and the remaining $236 million received in January 2023. The Company recognized a gain upon the completion of the sale amounting to $403 million.
The consolidated financial statements were authorized by the GLOBALFOUNDRIES’ Board of Directors on April 14, 2023 to be issued and subsequent events have been evaluated for their potential effect on the consolidated financial statements through April 14, 2023.